Investment Strategy - Logan Capital Broad Innovative Growth ETF	Aug. 28, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]
Logan Capital’s Broad Innovative Growth investment philosophy is based on the belief that earnings growth ultimately drives stock prices. Our investment process seeks to identify companies that have the ability to generate sustainable and durable long-term earnings growth. Our goal is to invest in U.S. companies that have outstanding earnings growth due to factors such as superior pricing power, distribution channels, management, etc. The companies in the portfolio are selected for their innovative thinking which often results in a captive market for their service or product and the potential to grow earnings at a faster rate than the average stock often by using innovative technologies or ideas to gain advantage over competitors. We are patient, long-term growth investors, which means we will often hold through earnings setbacks that we believe are short-term in nature as long as the fundamentals indicate that a resumption in earnings growth is probable.

Under normal market conditions, the Fund invests primarily in securities of companies that use innovative technologies or ideas to gain advantage over competitors. The Fund expects to invest principally in large capitalization equity securities that are traded on U.S. securities exchanges. The Fund expects to invest principally in equity securities that are traded on U.S. securities exchanges. Equity securities in which the Fund may invest include common stocks, preferred stocks, American Depositary Receipts (“ADRs”), rights and warrants, and may include securities of companies that are offered pursuant to an initial public offering (“IPO”). From time to time, the Fund may be invested significantly in securities of companies in the same economic sector. For example, as of April 30, 2025, 31.1% of the Fund’s net assets were invested in securities within the information technology sector.
The Fund may invest up to 20% of its total assets in securities of foreign issuers, including issuers in emerging markets.

The Fund’s investment process is “bottom up” and focused on superior security selection. The investment team utilizes a three-component process that includes top-down macroeconomic analysis, fundamental research and technical analysis. For a stock to be eligible for portfolio inclusion, it must pass all three independent components of this process.

1)Macroeconomic analysis – To aid in security selection, Logan Capital Management, Inc. (the “Adviser”) begins by analyzing macroeconomic factors including, but not limited to, trends in real gross domestic product (“GDP”) growth, short and long-term interest rates, yield curve, inflation, U.S. Federal Reserve Board actions, productivity gains and corporate cash flow.

2)Fundamental analysis – Investment ideas are generated utilizing the Adviser’s proprietary ranking and screening tool which assigns a score, based on a number of factors, to a broad universe of stocks, giving the Adviser an advantage when evaluating new opportunities. Factors considered include, but are not limited to, market expansion opportunities, market dominance and/or pricing power, a strong balance sheet, and significant barriers to entry (e.g., obstacles that prevent a company from easily entering the market or industry, such as dominant market share, proprietary software, patents, or brand loyalty).

3)Technical Analysis – An evaluation that examines a stock’s price behavior and chart patterns to determine an uptrend or downtrend. Other factors considered include, but are not limited to, relative performance as compared to the peer group and the overall market, historically significant price patterns, overbought and oversold levels and support and resistance levels. “Support” occurs where a downtrend is expected to pause due to a concentration of demand, and “resistance” occurs where an uptrend is expected to pause, due to a concentration of supply.
The Adviser may sell a position when it no longer qualifies for purchase under at least two of the three independent components.
Strategy Portfolio Concentration [Text]	The Fund may invest up to 20% of its total assets in securities of foreign issuers, including issuers in emerging markets.